CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Net income/(loss)	$ (499)	$ 53
Adjustments to reconcile net income/(loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	709	615
Equity-based compensation expense	28	0
Non-cash change in provisions and other non-current liabilities	15	25
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	4	0
Interest expense	44	12
Other financial income and expense	16	14
Taxes	338	32
Interest received	1	0
Interest paid	(28)	(4)
Other financial payments	(13)	(14)
Taxes paid	(64)	(67)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	551	666
Net payments out of provisions and other cash movements in non-current liabilities	(68)	(54)
Change in net current assets and other operating cash flow items	(182)	(57)
Net cash flows from operating activities	301	555
Purchase of property, plant & equipment	(206)	(179)
Purchase of intangible assets	(55)	(86)
Purchase of financial assets	(15)	(16)
Proceeds from sales of financial assets	1	6
Acquisition of business, net	(283)	0
Net cash flows used in investing activities	(558)	(275)
Movements of financing provided to former parent, net	(2,658)	(288)
Proceeds from non-current financial debts, net of issuance costs	1,745	0
Proceeds from current financial debts, net of issuance costs	1,709	0
Lease payments	(22)	0
Change in other financial receivables from former parent	39	(11)
Change in other financial liabilities to former parent	(67)	2
Other financing cash flows	1	(1)
Net cash flows provided by/(used in) financing activities	747	(298)
Effect of exchange rate changes on cash and cash equivalents	4	(3)
Net change in cash and cash equivalents	494	(21)
Cash and cash equivalents at January 1	227	172
Cash and cash equivalents at June 30	$ 721	$ 151